Reporting Entity - Additional Information (Details)	12 Months Ended
Mar. 31, 2020 ft²
Sherbrooke, Quebec
Disclosure Of Business Combinations [Line Items]
Area of facility	50,000
North Carolina
Disclosure Of Business Combinations [Line Items]
Area of facility	24,000